Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Loss Per Share
Earnings (loss) per share

29 Earnings (loss) per share

Basic earnings (loss) per share is calculated by means of the division of profit (loss) for the year attributable to the Company’s common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company’s bylaws, as described in Note 28.4, particularly in relation to the limited rights enjoyed by class “B” preferred shares. The calculation of the diluted earnings (loss) per share is based on the weighted average of class “A” preferred shares, assuming the conversion of all preferred shares into treasury that would cause the dilution.

Class A preferred shares participate in dividends with common shares after the mandatory dividends has been attributed in accordance with the formula provided for in the Company’s bylaws, as described in Note 28.4 and there is no highest limit for their participation.

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings (losses) per share.

		2022		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted

(Loss) profit for the year attributed to Company's shareholders	(335,677)	(335,677)	13,984,946	13,984,946	(6,691,720)	(6,691,720)

Distribution of priority dividends attributable to:
Preferred shares class "A"	-	-	208,574	208,574	-	-
Preferred shares class "B"	-	-	290	290	-	-
	-	-	208,864	208,864	-	-

Distribution of 6% of unit price of common shares	-	-	273,729	273,729	-	-

Distribution of excess profits, by class:
Common shares	-	-	7,664,208	7,664,208	-	-
Preferred shares class "A"	-	-	5,838,145	5,838,145	-	-
	-	-	13,502,353	13,502,353	-	-

Reconciliation of income available for distribution, by class (numerator):
Common shares	(190,357)	(190,357)	7,937,937	7,937,937	(3,797,070)	(3,797,071)
Preferred shares class "A"	(145,118)	(145,118)	6,046,719	6,046,719	(2,890,445)	(2,890,444)
Preferred shares class "B"	(202)	(202)	290	290	(4,205)	(4,205)
	(335,677)	(335,677)	13,984,946	13,984,946	(6,691,720)	(6,691,720)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	344,329,470	344,329,470	344,054,700	345,049,701	343,823,811	345,049,672
Preferred shares class "B"	478,790	478,790	500,171	500,171	500,230	500,230
	796,476,912	796,476,912	796,223,523	797,218,524	795,992,693	797,218,554

Profit (loss) per share (in R$)
Common shares	(0.42)	(0.42)	17.57	17.57	(8.41)	(8.41)
Preferred shares class "A"	(0.42)	(0.42)	17.57	17.52	(8.41)	(8.38)
Preferred shares class "B"	(0.42)	(0.42)	0.58	0.58	(8.41)	(8.41)

Weighing of shares

		2022
		Basic
		Preferred shares
	Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of the year	344,158,226	344,158,226

Incentive long term plan payments with treasury shares	236,758	171,244

Amount at the end of the year	344,394,984	344,329,470

				2021
				Basic
				Preferred shares
	Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of the year	343,824,794	343,824,794	500,230	500,230

Incentive long term plan payments with treasury shares	322,712	229,877
Conversion shares class "B" into shares class "A"	10,720	29	(21,440)	(59)

Amount at the end of the year	344,158,226	344,054,700	478,790	500,171

		2020
		Basic
		Preferred shares
		Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of year	343,823,073	343,823,073

Incentive long term plan payments with treasury shares	1,721	738

Amount at the end of the year	343,824,794	343,823,811